Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Summary of Operating Lease Asstes and Liabilites
The table below presents the operating lease-related assets and liabilities (in thousands):

	Year Ended December 31,
	2019	2020	Balance Sheet Classification
Operating lease right-of-use assets	$14,895	$84,336	Operating lease right-of-use assets
Current operating lease liabilities	$2,510	$22,206	Operating lease liabilities
Non-current operating lease liabilities	$12,745	$71,755	Operating lease liabilities, non-current
Weighted-average remaining term (years)	5.0	3.7
Weighted-average discount rate	6.0%	4.7%

Summary of Lease, Cost
The table below presents certain information related to the lease costs for operating leases which are allocated to cost of revenue, sales and marketing, research and development, and general and administrative expenses (in thousands):

	Year Ended December 31,
	2018	2019	2020
Operating lease cost	$2,784	$3,520	$17,372
Short-term lease cost	3,559	3,231	8,196
Variable lease cost	276	479	2,147

Total lease cost	$6,619	$7,230	$27,715

Summary of Finance Lease Asstes and Liabilites
The table below presents the finance lease-related assets and liabilities (in thousands):

	Year Ended December 31,
	2019	2020	Balance Sheet Classification
Finance lease right-of-use assets	$2,343	$5,067	Property and equipment, net
Current finance lease liabilities	$1,387	$2,821	Accrued liabilities
Non-current finance lease liabilities	$940	$2,340	Other non-current liabilities
Weighted-average remaining term (years)	0.49	0.61
Weighted-average discount rate	6.0%	6.0%

Summary of operating sublease	or the year ended December 31, 2020, we have the following operating sublease information (in thousands):

Year Ended December 31, 2020
Fixed sublease expense	$5,769
Variable sublease expense	836
Sublease income	(5,678)
Variable sublease income	(836)

Net Loss	$91

Summary of Lease Liability Maturity
Undiscounted cash flow
—The tables below reconcile the undiscounted cash flows for each of the first five years and total of the remaining years to the operating and finance lease liabilities recorded in the consolidated balance sheets under ASC 842 (in thousands):

	As of December 31, 2020
	Operating Leases	Networking Equipment Finance Leases	Total
2021	$26,123	$3,581	$29,704
2022	17,874	2,015	19,889
2023	12,279	596	12,875
2024	12,288	—	12,288
2025	12,601	—	12,601
Thereafter	29,783	—	29,783

Total lease payments	110,948	6,192	117,140
Less: amount representing interest	16,987	1,031	18,018

Present value of future lease payments	93,961	5,161	99,122
Less: current obligations under leases	22,206	2,821	25,027

Non-current lease obligations	$71,755	$2,340	$74,095